UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     February 13, 2008

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   39
Form 13F Information Table Value Total:   $407,333

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
ALLSTATE CORP			COM		020002101	10261	196427	SH		SOLE			194757	0	1670
AMERICAN EXPRESS CO		COM		025816109	13386	257324	SH		SOLE			254999	0	2325
AMERICAN INTL GROUP INC		COM		026874107	9730	166901	SH		SOLE			165441	0	1460
ANHEUSER BUSCH COS INC		COM		035229103	10136	193645	SH		SOLE			191975	0	1670
BANK OF AMERICA CORPORATION	COM		060505104	14668	355499	SH		SOLE			352338	0	3161
BRISTOL MYERS SQUIBB CO		COM		110122108	11059	416993	SH		SOLE			413363	0	3630
CEMEX SAB DE CV			SPON ADR NEW	151290889	7835	303077	SH		SOLE			300182	0	2895
CITIGROUP INC			COM		172967101	5987	203383	SH		SOLE			201581	0	1802
COUNTRYWIDE FINANCIAL CORP	COM		222372104	5255	587958	SH		SOLE			582923	0	5035
DELL INC			COM		24702R101	20403	832467	SH		SOLE			825202	0	7265
DIRECTV GROUP INC		COM		25459L106	14403	622963	SH		SOLE			617758	0	5205
ELECTRONIC DATA SYS NEW		COM		285661104	10593	510984	SH		SOLE			506699	0	4285
EMERSON ELEC CO			COM		291011104	15376	271367	SH		SOLE			269262	0	2105
EXPEDIA INC DEL			COM		30212P105	6682	211294	SH		SOLE			209334	0	1960
EXXON MOBIL CORP		COM		30231G102	13877	148120	SH		SOLE			146840	0	1280
GENERAL DYNAMICS CORP		COM		369550108	14751	165772	SH		SOLE			164392	0	1380
HOME DEPOT INC			COM		437076102	13249	491763	SH		SOLE			487568	0	4195
IAC INTERACTIVECORP		COM NEW		44919P300	6535	242711	SH		SOLE			240671	0	2040
INTEL CORP			COM		458140100	19631	736356	SH		SOLE			730056	0	6300
ISHARES TR			S&P 500 VALUE	464287408	1030	13485	SH		SOLE			13485	0	0
JP MORGAN CHASE & CO		COM		46625H100	13391	306817	SH		SOLE			304267	0	2550
KEYCORP NEW			COM		493267108	8998	383659	SH		SOLE			380519	0	3140
LEGG MASON INC			COM		524901105	12768	174543	SH		SOLE			173028	0	1515
LIBERTY MEDIA HLDG CORP		INT COM SER A	53071M104	11375	596194	SH		SOLE			590866	0	5328
LIBERTY MEDIA HLDG CORP		CAP COM SER A	53071M302	6890	59147	SH		SOLE			58643	0	504
MOTOROLA INC			COM		620076109	13764	858111	SH		SOLE			851936	0	6175
NEWELL RUBBERMAID INC		COM		651229106	7402	285971	SH		SOLE			283396	0	2575
PEPSICO INC			COM		713448108	277	3650	SH		SOLE			3650	0	0
PFIZER INC			COM		717081103	8402	369633	SH		SOLE			366288	0	3345
PROGRESSIVE CORP OHIO		COM		743315103	15742	821560	SH		SOLE			814435	0	7125
SPRINT NEXTEL CORP		COM SER 1	852061100	14062	1070890	SH		SOLE			1061405	0	9485
WACHOVIA CORP NEW		COM		929903102	7949	209022	SH		SOLE			207292	0	1730
WAL MART STORES INC		COM		931142103	14676	308786	SH		SOLE			306176	0	2610
WASHINGTON MUT INC		COM		939322103	9721	714146	SH		SOLE			708214	0	5932
WASTE MGMT INC DEL		COM		94106L109	7554	231233	SH		SOLE			229243	0	1990
WESTERN UN CO			COM		959802109	12045	496079	SH		SOLE			491664	0	4415
COVIDIEN LTD			COM		G2552X108	6344	143238	SH		SOLE			141994	0	1244
TYCO INTL LTD BERMUDA		SHS		G9143X208	5668	142934	SH		SOLE			141690	0	1244
TYCO ELECTRONICS LTD		COM NEW		G9144P105	5458	147033	SH		SOLE			145789	0	1244